[LOGO] OCEAN STATE
                               TAX EXEMPT FUND

                           REPORT OF THE PRESIDENT
                               April 30, 2001

      What a difference six months makes. In my last letter to shareholders, dated October 31, 2000, the Federal Reserve Board (the "Fed") had just completed a program of multiple rate hikes in an effort to cool the economy's rapid economic growth. Since the beginning of January 2001 we've witnessed a complete reversal as the Fed, now worried about a slowing economic pace, has dropped rates from 6.50% to 4.00% through five separate rate reductions. Rates have not been this low since 1994.

      What does this mean for Ocean State Tax Exempt Fund (the "Fund") shareholders? In general, rate reductions are welcome news for holders of existing debt. During the six months ended April 30, 2001 the Fund's net asset value appreciated from $10.25 to $10.34. The Fund's dividend distribution dipped to $0.24 per share in tax-free income for Rhode Island residents due in large part to lower rates.

      U.S. economic news remains mixed. The stock market is still struggling. We anticipate further rate relief from the Fed making bonds, and in particular municipal bond funds like Ocean State Tax Exempt Fund, an attractive investment alternative.

      Ocean State aims to strike a balance between risk and return. The Fund is committed to meeting it's objective of providing as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund has improved it's overall credit quality (68.46% Aaa/AAA) while still looking for diversification opportunities in investment grade credits that offer good value. Also, the Fund's average maturity of 11.5 years offers a competitive yield without the added volatility of a longer average maturity. The benefits of extending the Fund's average maturity beyond it's current maturity is minimized by lower marginal increases in yield.

      The financial markets, economy and interest rates are continually in flux. With the Ocean State Tax Exempt Fund we take a long-term approach to investing regardless of the market environment. We work hard to improve the Fund's performance. We appreciate your investment in the Fund and we will strive to maintain this trust.

                                       Very truly yours,


                                       /s/ Alfred B. Van Liew


                                       Alfred B. Van Liew
                                       President and Chairman of the
                                       Board of Trustees

                         OCEAN STATE TAX EXEMPT FUND
                        INVESTMENT PERFORMANCE REVIEW
                            as of April 30, 2001
                                 (unaudited)

                                                            Prior
                                   November 1, 2000      Fiscal Year         May 1, 1996       May 1, 1991
                                     through                Ended              through           through
                                    April 30, 2001     October 31, 2000    April 30, 2001    April 30, 2001
                                   ----------------    ----------------    --------------    --------------

Total Rate of Return (b)
  Based on:
    Net Asset Value                      3.17%              6.22%               5.01%             6.29%
    Offering Price                      (0.98)%             1.99%               4.15%             5.86%


                                         As of               As of
                                    April 30, 2001     October 31, 2000
                                    --------------     ----------------

30-day Current Yield
  Based on:
    Net Asset Value                      4.59%              4.33%
    Offering Price                       4.40%              4.16%
30-day Tax-Equivalent Yield (a)
  Based on:
    Net Asset Value                      8.45%              7.97%
    Offering Price                       8.10%              7.65%

      The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 11.5 years as of April 30, 2001.

      The average quality rating of the investments, in the following table was Aa/AA (Moody's and Standard & Poor's bond rating services).

                         Portfolio Quality Analysis


                        % of Total Portfolio
                        --------------------
                         as of        as of
           Rating       4/30/01     10/31/00
           ------       -------     --------

           Aaa/AAA      68.46%       67.31%
           Aa/AA        23.09%       22.45%
           A             8.23%        8.61%
           Baa/BBB       0.22%        1.63%
           Not Rated        0%           0%

      The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.
(a) For 2001, shareholders subject to a combined Federal and State tax rate of 45.70% (39.60% Federal, 25.50% State).
(b)   Past performance is no guarantee of future results.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                            as of April 30, 2001
                                 (unaudited)


                                   ASSETS

Investments at value (identified cost $33,675,507) (Note 1A)               $34,896,889
Cash                                                                           186,500
Interest receivable                                                            476,560
Receivable for Capital Stock sold                                                   52
                                                                           -----------
      Total Assets                                                         $35,560,001

                                 LIABILITIES

Distribution payable to shareholders                                       $    50,111
Accrued expenses                                                                31,138
Accrued management fees                                                         17,698
Payable for Capital Stock redeemed                                               9,150
                                                                           -----------
      Total Liabilities                                                        108,097
                                                                           -----------
      Net Assets                                                           $35,451,904
                                                                           ===========

Net Assets consist of:
Shares of beneficial interest at par ($.01/share)                          $    34,285
Additional paid-in capital (Note 4)                                         34,167,579
Accumulated net realized gain on investment transactions                        28,658
Net unrealized appreciation of investments                                   1,221,382
                                                                           -----------
Total-Representing Net Assets at Value for 3,428,467 Shares Outstanding    $35,451,904
                                                                           ===========

Computation of Net Asset Value & Offering Price:
Net Assets                                                                 $35,451,904
Divided by number of shares outstanding                                      3,428,467
Net asset value                                                            $     10.34
                                                                           ===========
Offering price                                                             $     10.77
                                                                           ===========

                     See Notes to Financial Statements.


                         OCEAN STATE TAX EXEMPT FUND
                           STATEMENT OF OPERATIONS
                For the six-month period ended April 30, 2001
                                 (unaudited)


Investment Income
Interest income (Note 1B)                                          $1,058,798
Expenses:
  Adviser fees (Note 2)                                  64,277
  Administrator fees (Note 2)                            45,912
  Auditing fees                                          16,600
  Transfer agent fees                                    18,144
  Legal fees and expenses                                36,006
  Distribution expenses (Note 5)                          8,618
  Trustees fees and expenses                             10,500
  Shareholder reports                                     6,948
  Custody                                                13,101
  Pricing fees                                            1,652
  Miscellaneous expenses                                  1,076
  Insurance                                                 580
  Registration fees                                         475
                                                        -------
                                                        223,889
                                                                   ----------
      Net Investment Income                                        $  834,909

Realized and Unrealized Loss on Investments
Net Realized Gain on Investments                         41,518
Net Change in Unrealized Appreciation of Investments    310,512
                                                        -------
Net Realized and Unrealized Gain on Investments                       352,030
                                                                   ----------
Net Increase in Net Assets Resulting from Operations               $1,186,939
                                                                   ==========

                     See Notes to Financial Statements.


                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                Six-Month Period       Fiscal Year
                                                                      Ended               Ended
                                                                 April 30, 2001     October 31, 2000
                                                                ----------------    ----------------
                                                                   (unaudited)

Increase (Decrease) in Net Assets Resulting from:
Operations:
  Net investment income                                            $   834,909        $ 1,797,894
  Net realized gain on investments                                      41,518             28,581
  Change in unrealized appreciation of investments                     310,512            450,572
                                                                   ------------------------------

  Net increase in net assets resulting from operations               1,186,939          2,277,047

Dividends and distributions to shareholders from:
  Net investment income ($.24 per share in 2001 and $.49 per
   share in 2000)                                                     (834,909)        (1,797,894)
  Net decrease from fund share transactions (Note 4)                (2,425,762)        (2,907,482)
                                                                   ------------------------------
      Total decrease in net assets                                  (2,073,732)        (2,428,329)

NET ASSETS:
  Beginning of period                                               37,525,636         39,953,965
                                                                   ------------------------------
  End of period                                                    $35,451,904        $37,525,636
                                                                   ==============================

                     See Notes to Financial Statements.


                         OCEAN STATE TAX EXEMPT FUND
                            FINANCIAL HIGHLIGHTS
               For a share outstanding throughout each period.

      The following data includes selected data and other performance information derived from the financial statements.


                                                          Fiscal      Fiscal      Fiscal      Fiscal
                                           Six Months      year        Year        Year        Year
                                              Ended        Ended       Ended       Ended       Ended
                                             4/30/01     10/31/00    10/31/99    10/31/98    10/31/97
                                           ----------    --------    --------    --------    --------
                                           (unaudited)

Per Share Operating Performance:
Net Asset Value, Beginning of Year           $ 10.25     $ 10.12     $ 10.71     $ 10.69     $ 10.53
Net investment income                            .24         .49         .53         .56         .57
Net realized and unrealized gain (loss)
 on securities                                   .09         .13        (.58)        .03         .16
Total from Investment Operations                 .33         .62        (.05)        .59         .73
                                             -------------------------------------------------------

Less Distributions:
Dividends from net investment income            (.24)       (.49)       (.53)       (.56)       (.57)
Distribution from net realized gains            (.00)       (.00)       (.01)       (.01)       (.00)
Total Distributions                             (.24)       (.49)       (.54)       (.57)       (.57)
                                             -------------------------------------------------------
Net Asset Value, End of Year                 $ 10.34     $ 10.25     $ 10.12     $ 10.71     $ 10.69
                                             =======================================================

Total investment return at Net Asset
 Value (a)                                      3.17%       6.22%       (.66)%      5.46%       6.97%
Ratios and Supplemental Data:
Net Assets, End of Year (000's omitted)      $35,452     $37,526     $39,954     $43,248     $41,626
Ratio of expenses to average net assets          .61%       1.12%        .94%        .94%        .99%
Ratio of net investment income to
 average net assets                             2.29%       4.76%       4.91%       5.07%       5.25%
Portfolio turnover                              1.09%       4.71%      13.19%      10.30%       2.27%
Fund expenses per share                          .07         .12         .10         .10         .11
Net investment income per share                  .24         .49         .53         .56         .57

(a)   Total investment return does not reflect sales load.


                     See Notes to Financial Statements.


                         OCEAN STATE TAX EXEMPT FUND
                        NOTES TO FINANCIAL STATEMENTS
                               April 30, 2001
                                 (unaudited)

NOTE 1 Significant Accounting Policies

      VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. The Declaration of Trust permits the Trustees to create additional portfolios (funds). As of April 30, 2001 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

      At April 30, 2001, 96.98% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on April 30, 2001, 66.54% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 23.82% of the portfolio.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      A) Security Valuation: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and other local market conditions. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

      B) Security Transactions and Related Investment Income: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

      C) Federal Income Taxes: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

      D) Distributions to Shareholders: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually. For the period ended April 30, 2001, the Fund paid no capital gains. 100% of the income dividends paid by the Fund are exempt from Federal and Rhode Island income taxes.

NOTE 2 Advisory and Administrative Services and Other Affiliated
Transactions

      Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund pays Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

            .35 and .25 of 1% of the first $200 million of average daily net assets.
            .30 and .20 of 1% of average daily net assets over $200 million.

      The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at April 30, 2001 was $2,000.

      Legal fees and expenses of $36,006 were paid to a firm of which the Fund's Secretary is a partner.

      During the period November 1, 2000 through April 30, 2001, the Distributor received $3,809 in commissions as a result of Fund share sales.

NOTE 3 Investment Transactions

      During the period ended April 30, 2001 purchases and sales of investment securities, other than short-term investments, aggregated $398,815 and $2,762,775, respectively. The aggregate cost of investments for Federal income tax purposes is substantially the same as the aggregate cost for financial statement purposes. At April 30, 2001, gross unrealized appreciation on investment securities was $1,342,912 and gross unrealized depreciation on investment securities was ($121,530).

NOTE 4 Shares of Beneficial Interest

      The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:


                                                      Shares        Amount
                                                      ------        ------

      Balance at 10/31/99                           3,949,710    $39,569,641
      Shares sold                                     268,371      2,729,715
      Shares issued in reinvestment of dividends      105,404      1,067,876
      Shares redeemed                                (662,176)    (6,705,073)
                                                    ------------------------
      Net decrease                                   (288,402)    (2,907,482)
                                                    ------------------------
      Balance at 10/31/00                           3,661,309    $36,662,159
                                                    ========================
      Shares sold                                      96,989    $ 1,004,922
      Shares issued in reinvestment of dividends       49,122        510,467
      Shares redeemed                                (378,953)    (3,941,151)
                                                    ------------------------
      Net decrease                                   (232,842)    (2,425,762)
                                                    ------------------------
      Balance at 4/30/01                            3,428,467    $34,236,397
                                                    ========================

NOTE 5 Distribution Plan

      The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $8,618 under the Plan during fiscal 2001.

NOTE 6 Change in Accounting Principle

      The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. Management does not believe the impact of adopting the new audit guide will have a material impact on the operations of the Fund nor on the financial statements.


                         OCEAN STATE TAX EXEMPT FUND
                          PORTFOLIO OF INVESTMENTS
                            as of April 30, 2001
                                 (unaudited)


                                                                               Ratings
  Principal                                                                    Moody's/              Value
    Amount                                                               Standard & Poor's(b)      (Note 1)
  ---------                                                              --------------------      --------

MUNICIPAL SECURITIES (98.43%) (a)
Rhode Island General Obligation and Revenue (49.40%) (a)
$  500,000    Barrington School District 5.00%, 10/1/14                       Aa-3/NR            $   498,876
   100,000    Bristol General Obligation 7.00%, 12/1/08                        A-3/NR                102,137
   120,000    Bristol General Obligation MBIA Insured 6.00%, 12/15/10         Aaa/AAA                123,696
   250,000    Bristol General Obligation MBIA Insured 5.05%, 8/15/06          Aaa/AAA                257,243
   300,000    Burrillville General Obligation MBIA Insured 5.75%, 10/15/17    Aaa/AAA                308,316
   200,000    Burrillville General Obligation FGIC Insured 5.70%, 5/1/11      Aaa/AAA                211,788
    75,000    Central Falls General Obligation 7.90%, 7/1/02                  Baa-3/NR                74,998
   460,000    Cranston General Obligation MBIA Insured 5.00%, 6/15/02         Aaa/AAA                468,156
   165,000    Cumberland General Obligation MBIA Insured 5.70%, 10/1/11       Aaa/AAA                168,902
   175,000    Cumberland General Obligation MBIA Insured 5.70%, 10/1/12       Aaa/AAA                178,999
   300,000    East Providence General Obligation MBIA Insured
               5.70%, 5/15/10                                                 Aaa/AAA                318,432
   135,000    Jamestown General Obligation CGIC Insured 7.00%, 3/15/07        Aaa/AAA                136,390
   250,000    Kent County Water Auth. MBIA Insured 6.35%, 7/15/14             Aaa/AAA                265,359
   355,000    Lincoln General Obligation MBIA Insured 5.50%, 8/15/10          Aaa/AAA                365,727
   300,000    Lincoln General Obligation FGIC Insured 5.60%, 8/1/12            Aaa/NR                313,561
   100,000    Narragansett General Obligation MBIA Insured
               5.30%, 9/15/09                                                 Aaa/AAA                102,897
   210,000    Newport General Obligation MBIA Insured 6.50%, 8/15/06          Aaa/AAA                215,414
    75,000    North Kingstown General Obligation 6.70%, 12/15/05               A-1/NR                 83,635
    80,000    North Kingstown General Obligation 6.80%, 12/15/06               A-1/NR                 90,909
   120,000    North Providence General Obligation MBIA Insured
               6.00%, 10/01/09                                                Aaa/AAA                124,825
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/15        Aaa/AAA                527,597
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/11        Aaa/AAA                536,338
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/13        Aaa/AAA                531,343
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/12        Aaa/AAA                532,592
   200,000    Providence Public Bldg. Auth. FSA Insured 5.10%, 12/15/08       Aaa/AAA                209,041
   150,000    Providence Public Bldg. Auth. MBIA Insured
               5.50%, 12/15/13                                                Aaa/AAA                155,469
   500,000    Providence Public Bldg. Auth. AMBAC Insured
               5.125%, 12/15/14                                               Aaa/AAA                505,119
   185,000    Providence Public Bldg. Auth. FSA Insured 5.00% 12/15/18        Aaa/AAA                179,964
   500,000    Providence Redevelopment Auth. AMBAC Insured
               5.30%, 4/1/12                                                  Aaa/AAA                520,104
   100,000    South Kingston General Obligation AMBAC Insured
               5.00%, 11/15/08                                                Aaa/AAA                102,647
   700,000    Warwick General Obligation MBIA Insured 6.60%, 11/15/06         Aaa/AAA                739,510
    35,000    Westerly Dunn's Corner Fire District Unlimited Tax
               Assessment 7.80%, 6/1/03                                        A-1/NR                 37,063
    35,000    Westerly Dunn's Corner Fire District Unlimited Tax
               Assessment 7.85%, 6/1/04                                        A-1/NR                 37,893
   800,000    Rhode Island Clean Water Pre-refunded U.S. T MBIA Insured
               6.50%, 10/1/06                                                  NR/AAA                847,882
   150,000    Rhode Island Clean Water MBIA Insured 5.30%, 10/1/07            Aaa/AAA                158,654
   650,000    Rhode Island Depositors Economic Protection Corp.
               MBIA Insured 6.55%, 8/1/10                                     Aaa/AAA                744,492
   215,000    Rhode Island Depositors Economic Protection Corp.
               CAPMAC Guaranteed 6.375%, 8/1/22                               Aaa/AAA                246,197
   250,000    Rhode Island Depositors Economic Protection Corp.
               Escrowed to Maturity 5.75%, 8/1/21                             Baa-1/A-               263,174
   500,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.25%, 7/1/12                                      Aaa/AAA                516,983
   395,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.25%, 7/1/13                                      Aaa/AAA                404,963
   545,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.25%, 7/1/14                                      Aaa/AAA                554,664
   250,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.00%, 7/1/18                                      Aaa/AAA                243,194
   100,000    RI COPS MBIA Insured 5.375%, 10/1/16                            Aaa/AAA                101,648
   300,000    Rhode Island Lease Participation Certificate Shepard Bldg.
               AMBAC Insured 5.125%, 6/1/12                                   Aaa/AAA                306,818
   750,000    Rhode Island Turnpike Authority 5.35%, 12/1/17                    A/A                  749,250
   125,000    Rhode Island Public Building Auth. AMBAC Insured
               5.20%, 2/1/06                                                  Aaa/AAA                129,558
   150,000    Rhode Island Public Building Auth. AMBAC Insured
               5.25%, 2/1/10                                                  Aaa/AAA                153,784
   150,000    Rhode Island Port Auth. Pre-refunded U.S. T AMBAC Insured
               6.50%, 6/1/08                                                  Aaa/AAA                164,835
   500,000    Rhode Island Refunding Bond Authority AMBAC Insured
               5.25%, 2/1/10                                                  Aaa/AAA                523,850
     5,000    Rhode Island General Obligation 7.50%, 6/15/05                  Aa-3/AA-                 5,013
   300,000    Rhode Island General Obligation FGIC Insured
               5.125%,7/15/14                                                 Aaa/AAA                303,821
   500,000    Rhode Island General Obligation MBIA Insured 5.75%, 8/1/15      Aaa/AAA                545,079
 1,000,000    Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16      Aaa/AAA              1,035,214
   250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16         Aaa/AAA                246,316
   250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15         Aaa/AAA                247,565
                                                                                                 -----------
              Total Rhode Island General Obligation and Revenue                                  $17,517,894

Rhode Island Health & Education Building Corporation (30.38%) (a)
$  150,000    Board of Governors CGIC Insured 6.125%, 9/15/10                 Aaa/AAA            $   158,279
   195,000    Board of Governors CGIC Insured 6.15%, 9/15/11                  Aaa/AAA                206,006
   100,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/15         Aaa/AAA                100,649
   300,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/16         Aaa/AAA                300,824
   220,000    Brown University 5.40%, 9/1/18                                  Aa-1/AA+               220,055
   375,000    Brown University 6.00%, 9/1/10                                  Aa-1/AA+               378,015
   100,000    Brown University 4.75%, 9/1/12                                  Aa-1/AA+                99,775
   200,000    Brown University 5.90%, 9/1/14                                  Aa-1/AA+               210,539
   400,000    Brown University 5.00%, 9/1/19                                  Aa-1/AA+               384,116
   400,000    Bryant College MBIA Insured 6.50%, 6/1/05                       Aaa/AAA                418,050
   100,000    Bryant College MBIA Insured 5.95%, 6/1/07                       Aaa/AAA                103,688
   100,000    Bryant College MBIA Insured 6.20%, 6/1/13                       Aaa/AAA                103,668
   355,000    Roger Williams College Connie Lee Insured Pre-refunded
               U.S. T 6.50%, 11/15/08                                         Aaa/AAA                378,140
   195,000    Roger Williams College Connie Lee Insured 6.50%, 11/15/08       Aaa/AAA                204,545
   355,000    Roger Williams College Connie Lee Insured Pre-refunded
               U.S. T 6.625%, 11/15/11                                        Aaa/AAA                379,027
   195,000    Roger Williams College Connie Lee Insured
               6.625%, 11/15/11                                               Aaa/AAA                205,763
 1,000,000    South County Hospital Pre-refunded U.S. T 7.25%, 11/1/11         NR/AAA              1,029,140
   500,000    Salve Regina College Connie Lee Insured 6.25%, 3/15/13           NR/AAA                523,851
   300,000    Salve Regina College Pre-refunded U.S. T Connie Lee Insured
               6.30%, 3/15/20                                                  NR/AAA                311,313
   525,000    Johnson & Wales College Connie Lee Insured 5.75%, 4/1/12         NR/AAA                546,110
   750,000    Johnson & Wales College MBIA Insured 5.00%, 4/1/29              Aaa/AAA                697,739
   500,000    St. Antoine Residence Pre-refunded U.S. T. 6.75%, 11/15/18      Aa-3/NR                546,953
   500,000    St. Antoine Residence LOC-Allied Irish Bank
               6.125%,11/15/18                                                Aa-3/NR                513,236
   575,000    Kent County Hospital MBIA Insured 7.00%, 7/1/10                 Aaa/AAA                588,412
   200,000    Memorial Hospital MBIA Insured 6.50%, 7/1/04                    Aaa/AAA                209,790
   400,000    Miriam Hospital Pre-refunded U.S. T 6.35%, 4/1/08                NR/A                  427,073
   400,000    Newport Hospital 5.25%, 7/1/19                                   A-/A+                 354,146
   300,000    Rhode Island Hospital FGIC Insured 6.70%, 8/15/04               Aaa/AAA                308,433
   600,000    Women & Infants Hospital CGIC Insured 6.55%, 9/1/13             Aaa/AAA                627,122
   100,000    United Methodist Elder Care LOC-Fleet Bank 7.50%, 11/1/14         A/A                  107,018
   125,000    New England Tech Inst. Connie Lee Insured 6.00%, 3/1/15          NR/AAA                130,338
                                                                                                 -----------
              Total Rhode Island Health & Education Building Corporation                         $10,771,813

Rhode Island Housing & Mortgage Finance Corporation (16.44%) (a)
$    5,000    9.30%, 7/1/04, FGIC Insured                                     Aaa/AAA            $     4,997
   200,000    5.65%, 10/1/07                                                   NR/A                  205,295
   300,000    7.60%, 10/1/20                                                   NR/A                  304,945
   335,000    7.50%, 10/1/11                                                  Aa-2/AA+               341,626
   200,000    5.70%, 4/1/15                                                   Aa-2/AA+               206,294
   400,000    5.00%, 10/1/16                                                  Aa-2/AA+               401,099
   500,000    5.75%, 4/1/17                                                   Aa-2/AA+               510,114
   200,000    6.25%, 4/1/17                                                   Aa-2/AA+               207,792
   110,000    7.95%, 10/1/20                                                   NR/A                  110,382
    85,000    7.55%, 10/1/22                                                  Aa-2/AA+                86,684
   300,000    6.50%, 10/1/22                                                  Aa-2/AA+               308,691
 1,250,000    6.70%, 10/1/15                                                  Aa-2/AA+             1,315,870
   250,000    5.40%, 10,1/16                                                  Aa-2/AA+               254,121
   500,000    6.15%, 4/1/17                                                   Aa-2/AA+               514,485
   750,000    5.40%, 10/1/17                                                  Aa-2/AA+               748,313
   300,000    6.50%, 4/1/27                                                   Aa-2/AA+               307,567
                                                                                                 -----------
              Total Rhode Island Housing & Mortgage Finance Corporation                          $ 5,828,275

Rhode Island Industrial Facilities Corporation (0.74%) (a)
$  250,000    Mobil Oil 6.00%, 11/1/14                                        Aaa/AAA            $   261,925
                                                                                                 -----------
              Total Rhode Island Industrial Facilities Corporation                               $   261,925
                                                                                                 -----------
              TOTAL RHODE ISLAND BONDS (96.98%) (a)                                              $34,379,907

Puerto Rico Bonds (1.46%) (a)
$  500,000    Puerto Rico Municipal Finance Auth. FSA Insured,
               5.50%, 7/1/17                                                  Aaa/AAA            $   516,982
                                                                                                 -----------
              TOTAL PUERTO RICO BONDS (1.46%) (a)                                                $   516,982
                                                                                                 -----------
              TOTAL INVESTMENTS (Cost $33,675,507)(94.99%) (a)                                   $34,896,889
                                                                                                 ===========

(a) Percentages indicated are based on net assets of $35,451,904 at April 30, 2001 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.34.
(b) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors. The ratings indicated are the most current available. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See
      Note 1)
(c)   Abbreviations used:
          AMBAC    -American Municipal Bond Assurance Corp.
           CGIC    -Capital Guaranty Insurance Co.
           FGIC    -Financial Guaranty Insurance Co.
            FSA    -Financial Security Assurance Inc.
           MBIA    -Municipal Bond Investors Assurance Corp.
            LOC    -Letter of Credit
            BIG    -Bond Investors Guaranty (subsidiary of MBIA)
            SBA    -Small Business Administration
         CAPMAC    -Capital Markets Assurance Corp.


Investment Adviser & Administrator
  Van Liew Capital Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Distributor
  Van Liew Securities, Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Custodian
  PFPC Trust Company
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

Transfer Agent
  PFPC, Inc.
  P.O. Box 8871
  Wilmington, Delaware 19899-8871

Independent Auditors
  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116-5072

Counsel
  Hinckley, Allen & Snyder LLP
  1500 Fleet Center
  Providence, Rhode Island 02903

Trustees
  Alfred B. Van Liew, Chairman
  Mary Ann Altrui
  Milton C. Bickford, Jr.
  Meredith A. Curren
  Michael E. Hogue
  Arthur H. Lathrop
  Alice M. Macintosh
  Lawrence B. Sadwin
  John H. St. Sauveur

Officers
  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Treasurer
  Margaret D. Farrell, Secretary




                             [LOGO] OCEAN STATE
                               TAX EXEMPT FUND

                        (The Portfolio of VLC Trust)




                             Semi-Annual Report
                               April 30, 2001
                                 (unaudited)




                 Interest income exempt
                 from Federal and Rhode
                 Island income taxes
                 from quality municipal
                 bonds.